Note 8 - Recoverable Taxes	12 Months Ended
Dec. 31, 2010
Recoverable Taxes
Note 8 - Recoverable Taxes [Text Block]

8. Recoverable Taxes

Recoverable taxes consisted of the following:

	As of December 31,
	2010	2009

Local:
Domestic value-added tax (ICMS) (1)	3,022	2,816
PASEP/COFINS (2)	6,885	4,858
Income tax and social contribution	1,265	1,315
Foreign value-added tax (IVA)	42	42
Other recoverable taxes	453	371

	11,667	9,402

Less: Long-term recoverable taxes	(6,407)	(5,462)

Current recoverable taxes	5,260	3,940

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income taxes and social contribution will be offset against future income taxes payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.